SCHEDULE OF STOCK REPURCHASE (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	273,042
Average Price Paid per Shares | $ / shares	$ 22.00
Total Number of Shares Purchased as Part of Publicly Announced Program	273,042
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $	$ 3,998,398
December 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	86,742
Average Price Paid per Shares | $ / shares	$ 22.80
Total Number of Shares Purchased as Part of Publicly Announced Program	86,742
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $
January 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	34,855
Average Price Paid per Shares | $ / shares	$ 22.20
Total Number of Shares Purchased as Part of Publicly Announced Program	34,855
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $
February 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	34,649
Average Price Paid per Shares | $ / shares	$ 22.40
Total Number of Shares Purchased as Part of Publicly Announced Program	34,649
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $
March 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	24,298
Average Price Paid per Shares | $ / shares	$ 21.20
Total Number of Shares Purchased as Part of Publicly Announced Program	24,298
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $
April 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	29,774
Average Price Paid per Shares | $ / shares	$ 22.80
Total Number of Shares Purchased as Part of Publicly Announced Program	29,774
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $
May 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	35,846
Average Price Paid per Shares | $ / shares	$ 21.60
Total Number of Shares Purchased as Part of Publicly Announced Program	35,846
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $
June 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Purchased	26,878
Average Price Paid per Shares | $ / shares	$ 19.20
Total Number of Shares Purchased as Part of Publicly Announced Program	26,878
Maximum Approximate Dollar Value of Shares that May Yet Be Purchased Under the Program | $